February 2, 2011

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	DriveTime Automotive Group, Inc.
DT Acceptance Corporation
DriveTime Car Sales Company, LLC
DriveTime Sales and Finance Company, LLC
DT Credit Company, LLC
DT Jet Leasing, LLC
Approval Services Company, LLC
Amendment No. 3 to Registration Statement on Form S-4
Filed December 22, 2010
File No. 333-169730-01

Dear Mr. Owings:

This letter responds to the letter of the staff of the Securities and Exchange Commission (the “Staff”), dated January 7, 2011 to Mr. Jon D. Ehlinger, General Counsel of DriveTime Automotive Group, Inc. (the “Company,” “we,” “our,” or “DTAG”), regarding the Company’s Amendment No. 3 to Registration Statement on Form S-4, filed December 22, 2010 (the “Amendment No. 3”).

This letter sets forth each comment of the Staff in the comment letter (numbered in accordance with the comment letter) and, following each comment, sets forth our response. Page references are to the page numbers of the applicable filings, as they appear on EDGAR. Simultaneously with this letter, we are filing Amendment No. 4 to the Registration Statement to reflect our responses to the Staff’s comments.

Amendment No. 3 to Registration Statement on Form S-4

Consolidated Financial Statements of DriveTime Automotive Group. Inc. and Subsidiary, page F-1

Staff’s Comments:

1.	We are considering your response to comment two in our letter dated December 13, 2010, including your supplemental analysis of Rule 3-10 of Regulation S-X. We also note your discussion of the pledge arrangements of collateral for the exchange notes included on pages 11, 31 and 120-122 of your filing. Since it appears that the equity interests of certain of DTAC’s affiliates collateralize the debt being registered, please provide us your analysis of the applicability of Rule 3-16 of Regulation S-X for each such affiliate. Please also file, with the next amendment, copies of the security agreement, pledge agreement and any other agreements relating to the security interest for the notes and the pledge arrangements of collateral.

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

February 2, 2011

Company’s Response:

We are filing concurrently with this correspondence Amendment No. 4 to our Form S-4 Registration Statement, to include the exhibits requested. Our analysis of Rule 3-16 of Regulation S-X (“Rule 3-16”) follows:

The affiliates of DT Acceptance Corporation (“DTAC”) whose equity interests were pledged by DTAC as collateral for the senior secured notes being registered herewith (“Pledged Subsidiaries”) are all bankruptcy remote special purpose entities (“SPEs”) formed solely as a requirement of the investors/lenders in the securitization and warehouse lending transactions. The equity interests pledged are in the form of a pledge of limited liability company interests of these SPEs. In lieu of providing a traditional pledge of a residual or second-position in the auto loan receivables of the SPE as collateral, we pledged the equity interests of the SPEs as collateral to the senior secured notes as an alternative to having these SPEs serve as guarantors in order to maintain the bankruptcy remote status of the SPEs. Since the SPEs are bankruptcy remote entities, they are prohibited from providing a direct guarantee of the senior secured notes granting direct lien on the receivables. Due to the structure of the SPEs, a pledge of the equity interest effectively provides the investor with access to the residual cash flows, which serves the same purpose as the entity serving as guarantor or pledging the receivables directly.

As additional background information, as of September 30, 2010, DTAC has seven SPEs and our preliminary analysis indicates that up to five of these would initially constitute a “substantial portion” of the collateral as defined by Rule 3-16. This can be partially attributed to the fact that the level of leverage for each SPE (whether a securitization or a warehouse facility) is lower than is customary for finance companies utilizing this type of structure, as such, the SPEs have a relatively high book value or fair value compared to the outstanding value of the senior secured notes being registered. Moreover, DTAC plans to establish and fund multiple SPEs in the future, and within the next year or two, it is possible it could have more than 10 SPEs that constitute a “substantial portion” of the collateral (as defined by Rule 3-16). In addition, we believe that the entities comprising the “substantial collateral” group will come in and out of the group for which separate audited financial statements under Rule 3-16 are otherwise required as the level of debt and auto loan receivables in each SPE fluctuates and each SPE evolves through its life cycle.

In an effort to provide investors with a depiction of the collateral, we presented the information as set forth on page 72 in the Management’s Discussion and Analysis of Financial Condition and Results of Operations of the Form S-4 registration statement under the caption “Senior Secured Notes Collateral.” In such disclosure, we provided the investors with a detailed breakout of the collateral, the value of the collateral, and our calculation of a required covenant (collateral coverage ratio). Each of the Pledged Subsidiaries was formed, as required by the applicable lenders, as an SPE, solely for the purpose of effecting their respective financing transactions, whether a securitization or warehouse credit facility. As SPEs, these subsidiaries

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

February 2, 2011

are designed to be “bankruptcy remote” entities and, by required restrictions in their respective governing documents, cannot be owned by any entity other than DTAC or incur any indebtedness (including guarantees) other than the indebtedness they were formed to incur. As a result, the assets that each SPE owns, once the applicable indebtedness is paid in full, can only be distributed to DTAC at which point it would automatically become part of the collateral for the senior secured notes. In that regard, each Pledged Subsidiary is holding assets for the ultimate pledge or other disposition to DTAC. Because the SPEs serve no operational purpose other than effecting their respective financing transactions, which purpose is primarily designed by the investors, with restrictions on our ability to control the SPEs, we believe that the credit support provided by each such Pledged Subsidiary is substantively the same as the support provided by the guarantor subsidiaries.

Therefore, we have concluded that the presentation of financial information for our non-operating SPEs should conform to Rule 3-10 rather than Rule 3-16. Unlike Rule 3-16, which contemplates full audited financial statements of larger pledged subsidiaries, Rule 3-10 permits condensed financial statements of subsidiary guarantors if (a) each of the subsidiary guarantors is 100% owned by the parent company issuer; (b) the guarantees are full and unconditional; (c) the guarantees are joint and several; and (d) the parent company’s financial statements are filed for the periods specified by Rule 3-01 and Rule 3-02 and include, in a footnote, condensed consolidating financial information for the same periods with a separate column for: (i) the parent company; (ii) the subsidiary guarantors on a combined basis; (ii) any other subsidiaries of the parent company on a combined basis; (iii) consolidating adjustments; and (iv) the total consolidated amounts. We note that, until 2000, pledged companies were included within the parameters of Section 3-10, and appear to have been moved to Section 3-16 largely due a restructuring of Section 3-10, rather than as an attempt to make a substantive distinction between the two types of security arrangements, especially when, as here, the pledge was essentially intended to mimic a guarantee. When they both were under Rule 3-10, guarantors were often granted relief from the Staff with regards to filing full audited financial statements. In fact, this relief became so common that the Commission adopted Rule 3-10 in its current form to codify the common exceptions. As described above, due to the unique characteristics of the Pledged Subsidiaries and the fact that the Pledged Subsidiaries serve no operational purpose other than effecting their respective financing transactions, we believe that each such Pledged Subsidiary is viewed the same by investors as a guarantor subsidiary. Therefore, we believe that (a) based on the history and the spirit of Rule 3-10 and (b) the fact the economic, legal and substantive effect of the guarantees and equity security pledges is the same in our case as a result of the SPE nature of these entities, the same principles and exceptions of Rule 3-10 that apply to guarantors should also apply to affiliates whose securities collateralize registered securities.

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

February 2, 2011

Our Pledged Subsidiaries meet the four conditions of Rule 3-10 that permit condensed consolidating financial information to be provided for subsidiary guarantors. First, each of our Pledged Subsidiaries is 100% owned by DTAC. Second, the pledge agreements provide that the grant of a security interest in the collateral and all obligations of the Pledged Subsidiaries are absolute and unconditional. Third, the pledge agreements are enforceable irrespective of (a) any lack of validity or enforceability of the transaction documents, (b) any change in the time, manner or place of payment of all or any of the secured obligations, or any other amendment or waiver of or any consent to any departure from the transaction documents, (c) any exchange, release or non-perfection of any other collateral, or any release or amendment or waiver of or consent to or departure from any guaranty, for all or any of the secured obligations or (d) any other circumstance that might otherwise constitute a defense available to, or a discharge of, the Pledged Subsidiaries in respect of the secured obligations.

With regard to the fourth condition of the existing exception in Rule 3-10, we propose to expand Notes 20 and 15 to the annual and interim financial statements, respectively, by providing condensed consolidating financial information with a separate column for: (i) the co-issuers, (ii) the subsidiary guarantors that are not Pledged Subsidiaries, (iii) the Pledged Subsidiaries that are not guarantors (for all Pledged Subsidiaries on a collective basis, not just those that are over the 20% threshold required by Rule 3-16), (iv) the other subsidiaries of DTAG that are neither guarantors nor Pledged Subsidiaries, (v) consolidating adjustments, and (vi) the total consolidated amounts. We are providing to the Staff with this response in Exhibit A as supplemental information, a sample of the disclosure that we propose to make for the year ended December 31, 2009. We would use this form of disclosure for all periods required to be presented and include any other necessary footnotes or explanatory descriptions to the table as is required by Rule 3-10 for supplemental condensed consolidating financial statements.

We believe that providing condensed consolidated financial statements of the Pledged Subsidiaries in a separate column is preferable because a technical reading of Rule 3-10 would call for including the Pledged Subsidiaries in the non-guarantor column—which implies they are not providing credit support for the senior secured notes. However, they are providing a pledge which we believe has the same substantive economic effect of a guarantee. In addition, we believe that, from the debt holders’ perspective, the pledge of equity interests is viewed and treated the same as the pledge of assets as collateral, which is evidenced by the fact that their debt covenant requirement for collateral coverage treats the net receivables of both pledged equity and pledged assets in the same manner.

Due to DTAC’s structure, it is likely that providing the separate audited financial statements for the Pledged Subsidiaries required by Rule 3-16 would result in a substantial number of separate audited financial statements in each annual report filing (initially up to five Pledged Subsidiaries, and possibly more than 10 Pledged Subsidiaries in future years). It is likely the group of separate audited financial statements provided would vary period to period. As such, we believe investors would be better informed by providing the condensed consolidated financial statements (in the footnotes) for the entire group of Pledged Subsidiaries, rather than a changing partial group a separate audited financial statements for just those constituting a “substantial portion” of the collateral at any given time.

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

February 2, 2011

[Assuming the Staff concurs, as an alternative to providing full audited financial statements for Pledged Subsidiaries that constitute a significant portion of the collateral, we propose that we provide condensed financial statements of the Pledged Subsidiaries as a separate column along with the guarantor/non-guarantor condensed consolidated footnote information as described above and illustrated in Exhibit A to this letter.] In summary, we believe the presentation we propose:

•	presents information relevant to investors in the senior secured notes,

•	is more comprehensive than that required by Rule 3-16 since it will present information on all Pledged Subsidiaries, not just those which in a given period exceed the 20% threshold of Rule 3-16, and

•	is consistent with the collateral coverage test of the Indenture governing the senior secured notes.

Staff’s Comments:

2.	We note your revisions in response to comment three in our letter dated December 13, 2010. Since DTAG has no legal ownership interests in DTAC, please explain to us in reasonable detail how you have classified or eliminated DTAC’s equity accounts in your current presentation and tell us how you considered eliminating DTAC’s equity accounts by attributing them to noncontrolling interests.

Company’s Response:

In response to the Staff’s comment, we acknowledge that the current presentation combines the equity accounts of DTAG and DTAC into one line item on the face of the balance sheet and does not separately break-out comprehensive income attributable to the two entities. Although the FASB Accounting Standards Codification Topic 810 Consolidation (“ASC 810”) states in ASC 810-10-45-15 that “The ownership interests in the subsidiary that are held by owners other than the parent is a noncontrolling interest,” we do not believe it is representationally faithful, understandable, or relevant to DTAG’s owners, creditors, and other resource providers to show DTAG’s equity as “held by owners other than the parent” because

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

February 2, 2011

the ownership structure is identical for both entities. Further, paragraph B34 of Financial Accounting Standards No. 160, Noncontrolling Interests in Consolidated Financial Statements—an amendment of ARB No. 51 (“FAS 160”) states that “The [FASB] Board also decided that the noncontrolling interest should be presented separately from the parent’s equity so that users of the consolidated financial statements could easily determine the equity attributable to the parent from the equity attributable to the noncontrolling interest”. Although this separate presentation is required, we believe that the sister corporation status of DTAG and DTAC with identical ownership and indivisible businesses is a unique structure for a registrant which, from a lenders perspective, is fundamentally identical to a structure with a parent (DTAG) and a 100% owned subsidiary (DTAC). We believe this presentation provides the users of DTAG’s consolidated financial statements with the most appropriate presentation due to the overall structure of DTAG and DTAC, for the reasons set forth below.

As of September 30, 2010, DTAG and DTAC were both 100% owned subsidiaries of Mr. Ernest C. Garcia II and his affiliates (“Mr. Garcia”)1. They share common management through the CEO and CFO, among others, as well as overlapping board of directors. DTAC is a sister company of DTAG designed to purchase, through whole loan transactions, auto loan receivables originated by DTAG and then securitize those receivables or find other secured financing arrangements. DTAC operates as a related finance company (“RFC”) to DTAG which allows DTAG’s shareholders to have a lower overall tax liability. Lenders and investors in debt of DTAG and DTAC have always required a consolidated view of the two entities, and we have never furnished them nor have they requested stand-alone financial information for either DTAG or DTAC since these entities co-exist for a single business purpose. Further, debt investors in one entity have always required a guarantee of repayment from the other entity and, in some instances, Mr. Garcia as the equity holder.

For financial reporting purposes, we have concluded that DTAC is a variable interest entity that should be consolidated by DTAG. Mr. Garcia and his affiliates were the 100% equity holder of both entities and accordingly, there are no competing equity or other interests which may be relevant to users of our financial statements.

We believe this reflects our investors’ views that a segmentation of equity and comprehensive income would not be useful, especially since there are no outside interests in either entity. Indeed, presenting a segmentation of equity and comprehensive income could lead the reader to believe there are outside non-controlling interests in either or both of DTAG and DTAC. For example, if DTAG and DTAC did not have identical ownership, or where there are competing interests, we believe it would be representationally faithful to separate out the equity and comprehensive income attributable to the controlling party from that of the noncontrolling interest. Accordingly, in the event the ownership structure of DTAG and/or DTAC change in the future, we will continue to evaluate this conclusion and assess the need for an alternative presentation of equity and comprehensive income.

[1]

We have amended the registration statement on form S-4 to reflect restricted stock agreements dated December 28, 2010, between each of DTAG and DTAC and our CEO, Raymond C. Fidel. Restricted stock was granted to Mr. Fidel in equal amounts of DTAG and DTAC common stock. Due to the fact that these grants have changed our ownership structure slightly, we advise you that we have evaluated the analyses provided herein, and have concluded that this change does not alter our prior conclusions on these matters because DTAG and DTAC continue to have identical ownership.

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

February 2, 2011

Staff’s Comments:

3.	We note your response to comment four in our letter dated December 13, 2010 and have the following additional comments:

•

In the opening remarks of your response, you indicate that reconsideration events have occurred subsequent to the formation of DTAC in 2003. Please describe for us in reasonable detail any reconsideration events that occurred during the periods covered by the financial statements presented in this filing, and provide us with your analysis under ASC 810 supporting consolidation of DTAC as a VIE following those reconsideration events. If no reconsideration events occurred during the periods covered by the financial statements presented in this filing, please provide this analysis as of the most recent reconsideration event.

•	Please specifically identify the variability that DTAC was designed to create and pass along to its interest holders.

•

Please refer to your analysis of ASC 810-10-15-14(a). Your analysis of whether the DTAC equity at risk is sufficient to permit DTAC to finance its activities without additional subordinated financial support does not quantify the equity at risk as a percentage of DTAC’s total assets or clearly explain why this equity is not sufficient. In your response to the first bullet point of this comment, please ensure that you address the capital structure in effect at the date of the reconsideration event. Noting that historically DTAC has been capitalized with debt and not equity does not appear relevant to your analysis of the sufficiency of equity under the current capital structure.

•

Please expand your analysis of the related party tie-breaker to specifically address Mr. Garcia’s power to direct the activities of DTAC that significantly affect its economic performance and the extent to which Mr. Garcia absorbs expected losses and residual returns to better demonstrate that you are the primary beneficiary of DTAC under FIN 46R for the annual periods and SFAS 167 for the subsequent interim period.

Company’s Response:

In response to the Staff’s comment, we have considered all of your comments in the above bullet points and addressed each of the requested items in the analysis below. To ease the Staff’s review, rather than respond solely to the Staff’s four bullet-points, we have instead provided

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

February 2, 2011

below, our full consolidation analysis (reiterating, in certain respects, all or portions of responses given in prior communications with the Staff) in order to address the Staff’s questions in a single document as well as to provide greater clarity regarding the basis for our conclusions regarding consolidation as a whole.

However, in order to specifically address the Staff’s questions with respect to the bullet points noted above, we have also provided a brief response to each of your specific questions.

Bullet #1 –	Please refer to the consolidation analysis below for a complete list of reconsideration events that have occurred from January 1, 2007 through September 30, 2010 and our analysis under ASC 810 supporting consolidation following each of those reconsideration events. We have also addressed the capital structure in effect at the date of the reconsideration events by providing a condensed balance sheet of DTAC.

Bullet #2 –	The variability which DTAC was designed to create is specifically described in our consolidation analysis below.

Bullet #3 –

Prior to the below analysis, we concluded that the DTAC equity at risk was insufficient to permit DTAC to finance its activities without additional subordinated financial support and did not quantify the equity at risk as a percentage of DTAC assets. Please note that our analysis of ASC 810-10-15-14(a) is also addressed in our consolidation analysis below, however, our analysis has been revised and indicates that DTAC equity at risk is in fact sufficient. We have re-evaluated this analysis and have concluded ASC 810-10-15-14(b)(1) is the condition which causes DTAC to be a VIE. This is described in detail in our analysis.

The capital structure in place at each reconsideration event is addressed in our consolidation analysis below.

Bullet #4 –	Please note that we have not expanded the analysis of the related party tie-breaker in our consolidation analysis below. Through the arrangements identified in the analysis, DTAG is determined to directly have the power to direct the activities of DTAC that most significantly impact its economic performance and therefore, combined with the variable interest held in DTAC, DTAG is determined to be the primary beneficiary. ASC 810-10-25 states that a related party tie-breaker analysis should only be performed when neither an enterprise nor one of its related parties is individually determined to be the primary beneficiary. Therefore, this related party analysis is not necessary and we have removed it from our analysis below

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

February 2, 2011

Consolidation Analysis

Background

DTAG is a private company S-corporation for tax purposes, with a fiscal year end of December 31, which owns and operates used automobile dealerships in the United States that sell and finance used vehicles exclusively for subprime customers. The subprime market is comprised of consumers with modest incomes who have experienced credit difficulties or have very limited credit histories. DTAG finances substantially all of the used vehicles sold at its dealerships through retail installment sales contracts.

From 1996 until it completed a going private transaction in 2002, DTAG (formerly known as Ugly Ducking Corporation) was a publicly traded company listed on Nasdaq. During this period, its wholly-owned subsidiary, DriveTime Finance Corp. (“DTFC”), conducted the financing operations of DTAG, which included obtaining third party financing and securitizing auto loan receivables originated by DTAG through its sales operations. In this regard, as an important part of DTAG’s overall business operations and tax strategy, DTFC operated as a related finance company (“RFC”) to DTAG whereby both entities recorded their transactions in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), Sections 267 and 482 and the regulations there under, which provides a lower overall tax liability to our shareholders.

Subsequent to the going-private transaction, DTAG’s shareholders sought to convert DTAG from C-Corp to S-Corp status for federal income tax purposes. Under the Code, however, DTFC could not qualify as an RFC if it remained a subsidiary of an S-Corp. Accordingly, in connection with DTAG’s S-Corp conversion for the purpose of allowing DTAG to maintain the existing RFC structure of its business, DTAG’s shareholders formed DTAC as a sister S-Corp to DTAG, with identical ownership (e.g., the owners of DTAG also owned DTAC in the exact same proportions, resulting in no competing interests). Consistent with the prior operations of DTFC, DTAC was designed to purchase, through whole loan transactions, auto loan receivables originated by DTAG and then securitize those receivables or find other secured financing arrangements with third party investors. Immediately following the formation of DTAC, DTAG transferred DTFC’s financing operations to DTAC, and wound down DFTC’s operations. Thereafter, DTAG and DTAC continued operations in substantially the same manner with the historical operations of DTAG and DTFC. Since its formation and currently, DTAC’s primary activities include:

•

Serving as a financing mechanism for DTAG’s auto loan origination process. DTAC executes this activity by purchasing loans from DTAG and securitizing or obtaining other nonrecourse loans and in some instances recourse, unsecured debt and recourse secured debt. Although not specifically prohibited, DTAC has never purchased loan receivables from any entity other than DTAG and its subsidiaries.

•

Through its wholly owned subsidiary DTCC, DTAC also executes the servicing duties of its owned and non-owned loan portfolio including all aspects of collections including payment processing, collections on delinquent accounts, repossessions, loan modifications, and re-marketing of repossessed vehicles. DTAG has provided performance guarantees on DTCC servicing to third party lenders.

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

February 2, 2011

•

Purchasing customer loan receivables originated by DTAG and securitizing the loans cash flows into multiple tranches of credit risk or contributing the loan to bankruptcy remote entities that obtain nonrecourse warehouse financing. Historically only the senior tranches of securitized credit risk have been sold to third parties and the advance rates on warehouse facilities have been between 50% to 75% of the loan collateral. The financing obtained by DTAC serves as the funding source which enables DTAG’s sales and originations.

Warehouse financing is a core funding strategy used by DTAC. Warehouse financing is executed through bankruptcy remote legal entities that enter into secured, nonrecourse lines of credit with third party banks. Auto loans purchased by DTAC from DTAG are then sold to a bankruptcy remote entity (warehouse facility). These warehouse facilities remain on-balance sheet as secured financings for financial statement reporting purposes. The cash flows of these loans are the source of repayment on the drawn balances of the warehouse lines of credit. In addition to the collateral, DTAG, DTAC and Mr. Garcia (collectively) provide guarantees on repayment of a portion (historically ranging between 10%–100% of the total line of credit). In addition, with the existence of demand notes, lenders can require DTAG to perform on certain demand notes, even without an event of default of DTAC, in amount of 10% of the total credit line, in order pay down the facility immediately.

DT Credit Company, LLC,(“DTCC”) a wholly-owned subsidiary of DTAC is the servicer of the auto loan portfolio originated by DTAG, including those that have been financed with third parties through a warehouse line of credit, securitization or other means. DTCC was a wholly owned subsidiary of DTAG until the legal entity was transferred to DTAC by DTAG in January 2007. While the operations of DTCC have been executed by DTAC since January 2007, DTAG has remained responsible for setting, maintaining and approving changes to the DTCC’s servicing and collections policy especially on decisions regarding the modification of customer arrangements, foreclosure on collateral (vehicles) and sales of that foreclosed collateral in the wholesale market. Although transferred to DTAC, DTAG remains as performance guarantor for servicing loans for third party lenders.

DTAC Capitalization

DTAC has been capitalized primarily through debt financings, which has historically approximated 85% of DTAC’s capital structure. The equity ownership of DTAC has been held primarily by Mr. Garcia (Chairman of DTAG and DTAC) and his affiliates and has reflected the remaining 15% of the capital structure.

Equity Ownership

As of January 1, 2007, DTAC had received $5 million of capital in exchange for the issuance of common stock which was classified as equity for US GAAP reporting purposes. Mr. Garcia held 95% of the equity at risk and voting rights in DTAC and DTAG and Mr. Ray Fidel (CEO & President of DTAG and DTAC) held 5% of the equity at risk and voting rights in DTAC and DTAG.

On January 4, 2008, Mr. Garcia purchased Mr. Fidel’s 5% equity interest in DTAC and DTAG. At this point in time, Mr. Garcia assumed 100% of the equity interest and voting rights in DTAC and DTAG.

In June 2010, as part of the senior secured notes transaction, Mr. Garcia converted $20 million of subordinated notes and $60 million of junior secured notes issued by DTAC into equity of DTAC,

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

February 2, 2011

bringing Mr. Garcia’s total amount of equity contributed to DTAC to $85 million. From January 4, 2008 through September 30, 2010, Mr. Garcia has remained the 100% sole equity holder with 100% voting rights of both DTAC and DTAG. In addition, Mr. Garcia has remained of Chairman of the board of both DTAG and DTAC. Therefore, DTAG and DTAC are both related parties of Mr. Garcia.

Debt Financing

DTAC has relied substantially on funding its operations through debt financing. Since January 1, 2007, a significant majority, greater than 80%, of DTAC’s debt financing has been provided by third parties through securitizations, warehouse facilities or recourse debt. The remainder of the debt financing has been provided by DTAG and Mr. Garcia.

When issuing unsecured or recourse debt to third parties, DTAG and DTAC jointly issue the debt with both entities guaranteeing the other entity’s pro rata portion of the debt issued. Immediately succeeding the joint issuances of debt, DTAG has always loaned 100% of its pro rata portion of the debt raised to DTAC. These loans from DTAG following a third party debt financing have been labeled “Debt Capital owed to DTAG” in the table below and has ranged from 6% to 14% of DTAC’s obligations.

Despite maintaining sufficient GAAP equity each period, debt investors have required that DTAG and Mr. Garcia provide guarantees associated with all of DTAC’s debt issuances. These guarantees reflect the inter-dependencies of the entities’ operations and its owner.

DTAC’s condensed consolidated balance sheet from January 1, 2007 through September 30, 2010 is shown below:

($’s in 000’s)	12/31/2006	12/31/2007	12/31/2008	12/31/2009	9/30/2010

TOTAL ASSETS	$1,116,636	$1,283,370	$1,260,415	$1,314,025	$1,383,639

Debt Capital owed to DTAG (a)	40,000	68,250	99,250	37,500	123,500

DTAG Intercompany Debt	1,505	-	19,442	19,136	28,223

Related Party Debt	-	-	79,500	99,588	24,230

Third Party Debt	935,768	1,025,251	863,738	900,150	865,621

Other Liabilities	6,587	18,539	17,508	7,956	11,151

TOTAL LIABILITIES	983,860	1,112,040	1,079,438	1,064,330	1,052,725

TOTAL EQUITY	$132,776	$171,330	$180,977	$249,695	$330,914

(a) - represents the amounts of co-issued debt of DTAG and DTAC whereby DTAG transferred its proceeds to DTAC.

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

February 2, 2011

Consolidation Analysis for DTAC

Background

On June 12, 2009, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 167, Amendments to FASB Interpretation No. 46R (“FAS 167”) and it was effective as of the beginning of an enterprise’s first annual reporting period that began after November 15, 2009, for interim periods within the first annual period and for interim and annual periods thereafter, with earlier application prohibited. The effective date for DTAG and DTAC is the period beginning January 1, 2010. The implementation guidance required that FAS 167 be applied retrospectively as if FAS 167 was always in effect from the first time an enterprise became involved with the a variable interest entity (“VIE”).

FAS 167 amends FASB Accounting Standards Codification Topic 810, Consolidation (“ASC 810”) (formerly FASB Interpretation No. 46(R), Consolidation of Variable Interest Entities (“FIN 46R”)) and requires an enterprise to perform an analysis to determine whether the enterprise’s variable interest in another entity gives it a controlling financial interest in a VIE. The enterprise, if any, that has a controlling financial interest in a VIE is called the primary beneficiary and is required to consolidate the VIE for financial reporting purposes. ASC 810 (FAS 167) identifies the primary beneficiary of a VIE as the enterprise that has both of the following characteristics:

a)	The power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

b)	The obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

Initial VIE and Primary Beneficiary Determination

Management’s initial analysis of whether DTAC is a VIE or voting interest entity is as of January 1, 2007. Upon DTAC being determined to be a VIE, the analysis of whether DTAG is the primary beneficiary of DTAC is an ongoing assessment following all subsequent reconsideration events through September 30, 2010.

VIE Determination as of January 1, 2007

ASC 810-10-15-14 (paragraph 5 of FAS 167) states that an entity shall be subject to consolidation according to the VIE provisions if, by design, the conditions in a, b, or c exists:

a)	The total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support provided by any parties, including equity holders.

Sufficiency of an entity’s equity investment at risk must be demonstrated through one of the following:

(1) entity has demonstrated it can finance its activities without additional subordinated financial support,

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

February 2, 2011

(2) entity has at least as much equity invested as other entities that hold only similar assets of similar quality in similar amounts and operate with no additional subordinated financial support, or

(3) the amount of equity invested in the entity exceeds the estimate of the entity’s expected losses based on reasonable quantitative evidence.

As discussed above, DTAC has received a total of $85 million of equity capital invested since inception which has been classified as equity for US GAAP reporting purposes. In addition, DTAC has maintained sufficient GAAP equity each period since inception. The tangible common equity of DTAC is $331 million at September 30, 2010, representing 24% of total assets. Although DTAC’s debt investors have required guarantees from DTAG and Mr. Garcia due to the closely held nature of DTAC’s equity and DTAC’s significant business relationship with and inter-dependency on DTAG, principally evidenced by the Origination Agreement dated March 2003 (“Origination Agreement”) between DTAG and DTAC which provides DTAC with 100% of the receivables it uses to obtain financing.

DTAC’s equity at risk is likely sufficient to permit DTAC to finance its activities without additional subordinated financial support. Therefore DTAC would not be a VIE solely due to ASC 810-10-15-14(a) (paragraph 5(a)).

b)	As a group, the holders of the equity investment at risk lack any one of the following three characteristics:

1.	The power, through voting or similar rights, to direct the activities of an entity that most significantly impact the entity’s economic performance. The investors do not have that power through voting rights or similar rights if no owners hold voting rights or similar rights (such as those of a common shareholder in a corporation or a general partner in a partnership). Kick-out rights or participating rights held by the holders of the equity investment at risk shall not prevent interests other than the equity investment from having this characteristic unless a single equity holder (including its related parties and de facto agents) has the unilateral ability to exercise such rights. Alternatively, interests other than the equity investment at risk that provide the holders of those interests with kick-out rights or participating rights shall not prevent the equity holders from having this characteristic unless a single enterprise (including its related parties and de facto agents) has the unilateral ability to exercise those rights. A decision maker also shall not prevent the equity holders from having this characteristic unless the fees paid to the decision maker represent a variable interest based on ASC 810-10-55-37 through 55-38 (paragraphs B22 and B23 of FAS 167).

2.	The obligation to absorb the expected losses of the entity. The investor or investors do not have that obligation if they are directly or indirectly protected from the expected losses or are guaranteed a return by the entity itself or by other parties involved with the entity.

3.	The right to receive the expected residual returns of the entity. The investors do not have that right if their return is capped by the entity’s governing documents or arrangements with other variable interest holders or the entity.

The holders of DTAC’s equity investment at risk (Mr. Garcia and, to a limited extent until January 4, 2008, Mr. Fidel) do lack the characteristics in ASC 810-10-15-14(b) (paragraph 5(b)(1)) but do not lack the characteristics of 5(b)(2), or 5(b)(3)).

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

February 2, 2011

DTAC was designed with business purpose of purchasing assets from DTAG, servicing those assets and obtaining third party funding.

While the holders of DTAC’s equity investment at risk are afforded statutory voting rights through their ownership of shares of common stock, the key activities in which DTAC engages are controlled directly by DTAG. Not only does DTAG control the purchasing of assets by DTAC through the Origination Agreement between DriveTime Car Sales, Inc (a wholly-owned subsidiary of DTAG) and DTAC. DTAG also controls the volume of loans sold, sets underwriting policy, determines the terms of the loans originated and controls the initial credit risk of the loans that DTAC is required to purchase. By controlling these items, DTAG controls the amount of income and losses incurred from the loans it purchases. Under its agreement with DTAG, DTAC has no ability to reject loans purchased or force DTAG to repurchase any such loans. Overlapping management and directors of both DTAC and DTAG listed below control the servicing and funding decisions executed by DTAC for the benefit of DTAG.

•	Chairman of the Board: Ernest Garcia II
•	CEO: Ray Fidel
•	Chief Credit Officer/Risk & Customer Analytics: Al Appelman
•	CFO: Mark Sauder
•	General Counsel & Secretary: Jon Ehlinger

Further the non-employee directors (Kevin Hughes, Donald Sanders, Maryann Keller and Gregg Tryhus) of both entities are the same.

When applying the guidance of ASC 810-10-15-13A and 15-13B the voting rights of DTAC’s common stock are disregarded since the power over DTAC’s key activities are controlled directly through DTAG. DTAG does not hold any equity at risk in DTAC and therefore the power over the key activities of DTAC rest outside of the DTAC equity group.

The holders’ of DTAC’s equity investment at risk do not lack the characteristic in ASC 810-10-15-14(b)(2) (paragraph 5(b)(2)) because the equity holders’ are not protected from absorbing the losses of DTAC. The holders of DTAC’s equity investment at risk do not lack the characteristic in ASC 810-10-15-14(b)(3) (paragraph 5(b)(3)) because the equity holders’ returns are not limited or capped.

This analysis has considered that as of September 30, 2010, Mr. Garcia held 100% of the voting rights of both DTAG and DTAC. From an alternative point of view, if those voting rights were considered to be substantive then the entity may be considered for consolidation under the voting model. However, in our opinion, due to the inter-dependency of the two companies and the control exercised by DTAG the most relevant and useful financial reporting is to show DTAC consolidated through DTAG.

Based on this analysis, the holders of DTAC’s equity investment at risk do lack the characteristic in ASC 810-10-15-14(b)(paragraph 5(b)(1). Accordingly, DTAC is determined to be a VIE in accordance with ASC 810-10-15-14(b) (paragraph 5(b)(1)).

c)

The equity investors as a group also are considered to lack characteristic ASC 810-10-15-14(b)(1) (paragraph (b)(1)) if (i) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and (ii) substantially all of the entity’s activities (for example, providing financing or

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

February 2, 2011

buying assets) either involve or are conducted on behalf of an investor, including its related parties, that has disproportionately few voting rights.

DTAG is not a member of DTAC’s equity at risk group because it is not an equity investor of DTAC. Therefore, while DTAG has an obligation to absorb expected losses of DTAC through its lending and guarantee arrangements, and substantially all of the activities of DTAC are performed on behalf of DTAG this consideration does not impact whether DTAC would be considered a VIE.

VIE Conclusion

Based on the preceding discussion, DTAC is determined to be a VIE as of January 1, 2007 in accordance with ASC 810-10-15-14(b) (paragraph 5(b)(1)).

Variable Interest Determination

Variable interests represent interests that convey an economic involvement in a VIE to the holder of the variable interest. Specifically, variable interests are contractual, ownership or other pecuniary interests in an entity that change with changes in the fair value or cash flow of the entity’s net assets exclusive of variable interests.

The risks that cause variability in DTAC’s assets are:

•	credit risk in the subprime finance receivables
•	interest rate risk, including prepayment risk of the fixed rate finance receivables and regulatory adjustments to borrowing rates
•	operational risk associated with servicing the finance receivables
•

funding risk (i.e. the risk that lenders decrease advance rates on warehouse facilities, resulting in less liquidity for DTAC and causing DTAG to provide/raise capital and/or causing DTAG to reduce its sales and originations or worst case, cease doing business).

The variable interests that absorb the variability in DTAC’s net assets are listed below by holder.

DTAG

•	Loan receivables from DTAC (debt capital raised by DTAG and transferred to DTAC).
•	Operational receivables from DTAC
•	Guarantees of DTAC’s 3rd party debt
•	Loan servicing performance guaranties

Mr. Garcia

•	100% of DTAC’s equity at risk
•	Various types of secured and unsecured debt
•	Personal guarantees of DTAC’s 3rd party debt

Third parties

•	Warehouse financing
•	Securitization debt
•	Senior secured and unsecured notes

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

February 2, 2011

Primary Beneficiary Determination

To qualify as the primary beneficiary of a VIE, ASC 810-10-25-38A (paragraph 14A of FAS 167) states that an enterprise must have both (1) the power to direct the activities of the VIE that most significantly impact the entity’s economic performance and (2) a potentially significant variable interest that carries with it the obligation to absorb the losses or the right to receive benefits of the entity. This is a qualitative analysis to determine which variable interest holder holds a controlling financial interest.

As discussed above, DTAC’s key activities include:

•

Serving as a financing mechanism for DTAG’s auto loan origination process. DTAC executes this activity by purchasing loans from DTAG and securitizing or obtaining other nonrecourse loans and in some instances recourse, unsecured debt and recourse secured debt. Although not specifically prohibited, DTAC has not purchased loan receivables from any entity other than DTAG and its subsidiaries.

•

Through its wholly-owned subsidiary DTCC, DTAC also executes the servicing duties of its owned and non-owned loan portfolio including all aspects of collections including payment processing, collections on delinquent accounts, repossessions, loan modifications, and re-marketing of repossessed vehicles. DTAG has also provided performance guaranties on DTCC servicing to third party lenders.

•

Purchasing customer loan receivables originated by DTAG and securitizing the loans cash flows into multiple tranches of credit risk or contributing the loan to bankruptcy remote entities that obtain nonrecourse warehouse financing. Historically only the senior tranches of securitized credit risk have been sold to third parties and the advance rates on warehouse facilities have been between 50% to 75% of the loan collateral. The financing obtained by DTAC serves as the funding source which enables DTAG’s sales and originations.

In determining who has the power to direct the activities of DTAC, ASC 810-10-25-38A (paragraph 14A of FAS 167) states that “the assessment shall consider the entity’s purpose and design, including the risks that the entity was designed to create and pass through to its variable interest holders”. By design, DTAC is solely dependent on DTAG for the reasons mentioned above.

As discussed above, while the holders of DTAC’s equity investment at risk are afforded voting rights through their shares of common stock, the key activities of DTAC are controlled directly through DTAG. DTAG controls the purchasing of assets by DTAC through the Origination Agreement dated March 18, 2003 where DTAC has agreed to purchase all (100%) of the finance receivables originated by DTAC. Further the success of DTAC is dependent on DTAG determining (or) setting underwriting standards and setting credit policy and establishing the terms of the loans, which determine DTAC’s credit risk. Underwriting and credit policies are set by the same management and created at “time of sale” of the vehicle by DTAG and not subsequently by DTAC, nor does DTAC have any up-front influence on these policies or terms.

In addition, consistent management of both DTAC and DTAG control the servicing and funding decisions executed by DTAC for the benefit of DTAG. While the operations of DTCC (DTAC’s servicing company) have been executed by DTAC since January 2007, DTAG has remained responsible for setting,

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

February 2, 2011

maintaining and approving changes to the servicing policy that is executed by DTAC especially on decision associated with modification of customer arrangements, foreclosure on collateral (cars) and sales of that foreclosed collateral on the wholesale market, and provides a performance guaranty of servicing to third party lenders of DTAC. Therefore DTAC is not making substantive decisions regarding loan servicing and acts at the direction of DTAG.

DTAG holds potentially significant variable interests in DTAC (loan receivables from DTAC and guarantees of DTAC debt) that carry the obligation to absorb losses or receive benefits of DTAC.

Consolidation Summary

Based on the preceding discussion, DTAG has both (1) the power to direct the activities of DTAC that most significantly impacts DTAC’s economic performance and (2) a potentially significant variable interest that carries with it the obligation to absorb the losses or right to receive benefits of DTAC. Accordingly, DTAG is the primary beneficiary of DTAC and should consolidate DTAC at January 1, 2007. DTAG has the power to direct the activities of DTAC because it originates and sells 100% of the loan contracts DTAC is required to purchase, sets underwriting standards and origination terms, sets servicing and collection policies administered by DTAC as well as the fact that DTAC was created and designed by DTAG obtain third party financing for DTAG’s originations. DTAG also has potentially significant variable interests in the form of debt capital provided to it through various debt issuances and guarantees of DTAC’s debt issuances that carry the obligation to absorb losses or receive benefits of DTAC.

VIE Reconsideration Events

The analysis of whether DTAC is a VIE was performed as of January 1, 2007 and then, in accordance with ASC 810-10-35-4 (paragraph 7 of FAS 167), reassessed following each subsequent reconsideration event. A reconsideration event occurs when: The entity’s governing documents or contractual arrangements are changed in a manner that changes the characteristics or adequacy of the entity’s investment at risk.

•	The equity investment or some part thereof is returned to the equity investors, and other interests become exposed to expected losses of the entity.

•

The entity undertakes additional activities or acquires additional assets, beyond those that were anticipated at the later of the inception of the entity or the latest reconsideration event, that increase the entity’s expected losses.

•	The entity receives an additional equity investment that is at risk, or the entity curtails or modifies its activities in a way that decreases its expected losses.

•

Changes in facts and circumstances occur such that the holders of the equity at risk, as a group, lose the power from voting rights or similar rights of those investments to direct the activities of the entity that most significantly impact the entity’s economic performance.

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

February 2, 2011

Listed below is a detailed analysis of the DTAC reconsideration events from January 1, 2007 through September 30, 2010.

References to senior unsecured notes pertain to the joint issuance by DTAG and DTAC of $80.0 million of senior unsecured notes in 2005 and $56.5 million of the same series of notes jointly issued by DTAG and DTAC in 2007. References to subordinated notes payable refer to the joint issuance by DTAG and DTAC of $75.0 million (comprised of a $50.0 million issuance in April 2008 and $25.0 million in May 2008) of subordinated notes to Mr. Garcia. References to senior secured notes pertain to the joint issuance of $200.0 million of senior secured notes ($163.0 million to third parties) by DTAG and DTAC in 2010. Hereinafter, when referring to these notes below, the discussion that follows takes 50% of these debt amounts for purposes of describing DTAC’s portion of the debt issued or repurchased.

2007 VIE reconsideration events are listed below:

•	January 2007: DTAG transferred DTCC and its servicing operations to DTAC. However DTAG maintained all rights and decision making authority to set servicing policy executed by DTAC and DTCC.

•

February 2007 (Third Party Debt): A wholly-owned sub of DTAC received a $13.5 million property loan secured by its call center in Mesa, AZ from a third party. This loan has a limited guaranty by DTAG (in the event of fraud, etc.).

•	July 2007 (Third Party Debt): DTAC exchanged $39.25 million of its $40.0 million senior unsecured notes for new senior unsecured notes. This exchange did not change the amount of debt outstanding.

•	July 2007 (Third Party Debt): DTAC issued $28.25 million of senior unsecured notes. DTAG guaranteed the senior unsecured notes.

•	July 2007 (DTAG Debt – Capital): DTAG contributed $28.25 million to DTAC following DTAG’s issuance of senior unsecured notes in exchange for an inter-company debt.

•	Warehouse and Residual Facilities during 2007 (Third Party Debt):

a.	Warehouse Facility “A” had a maximum capacity of $300 million at December 31, 2007 and paid an interest rate of LIBOR plus 1.325%. The drawn balance on this warehouse facility fluctuated throughout the year. As material credit enhancement for this facility, DTAG and its subsidiaries, executed a 100% guaranty in favor of the lender.

b.	Warehouse Facility “B” was initiated in November 2007 and has a maximum capacity of $200 million at December 31, 2007 and paid an interest rate of LIBOR plus 1.325%. The drawn balance on this warehouse facility fluctuated throughout the year. As material credit enhancement for this facility, DTAC, executed a demand note in favor of Warehouse Facility “A” for 10% of the committed amount of the related warehouse loan facility. Each of DTAG and DTAC executed a performance guaranty pursuant to which, DTAG guaranteed payment of the demand note, and each of DTAC and DTAG guaranteed performance of the servicer’s (DTCC) servicing obligations under the related warehouse facility.

c.	Residual facility amended to increase maximum borrowings to $100.0 million with interest at LIBOR plus 3.5%. DTAG and DTAC were co-borrowers on this facility. The facility was guaranteed by two subsidiaries of DTAG.

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

February 2, 2011

2008 VIE reconsideration events are listed below:

•

January 2008 (Related Party Debt & Third Party Debt): Verde (a wholly owned company of Mr. Garcia) purchased $14.5 million of 11.25% senior unsecured notes on the open market that had previously been issued by DTAC. This transaction did not change the total debt outstanding but increased the related party debt and decreased third party debt.

•	April 2008 (Related Party Debt): Mr. Garcia purchased $25 million of subordinated notes from DTAC. DTAG guaranteed the subordinated notes purchased by Mr. Garcia from DTAC.

•	May 2008 (Related Party Debt): Mr. Garcia purchased $12.5 million of subordinated notes from DTAC. DTAG guaranteed the subordinated notes purchased by Mr. Garcia from DTAC.

•	May 2008: DTAC guaranteed $37.5 million of subordinated notes issued by DTAG to Mr. Garcia.

•	May 2008 (DTAG Debt – Capital): DTAG contributed $37.5 million to DTAC in exchange for an inter-company payable form DTAC.

•

September 2008 (Related Party Debt & Third Party Debt): Verde (a wholly-owned company of Mr. Garcia) purchased $1.5 million of 11.25% senior unsecured notes on the open market that had previously been issued by DTAC. This transaction did not change the total debt outstanding but increased the related party debt and decreased third party debt.

•	December 2008 (Related Party Debt): Mr. Garcia purchased $25 million of junior secured notes from DTAC. DTAG guaranteed the junior secured notes purchased by Mr. Garcia from DTAC.

•	December 2008 (Related Party Debt): Mr. Fidel, DTAG CEO, purchased $1 million of junior secured notes from DTAC. DTAG guaranteed the secured notes purchased by Mr. Fidel from DTAC.

•	December 2008 (Third Party Debt): Third parties purchased $29 million of junior secured notes from DTAC. DTAG guaranteed the junior secured notes purchased by third parties from DTAC.

•

December 2008 (Third Party Debt): DTAC repurchased $13.0 million of senior unsecured notes on the open market. As a result, DTAC satisfied its obligation to DTAG for amounts previously received from DTAG as capital for these notes.

•	Warehouse and Residual Facilities during 2008 (Third Party Debt):

a.	Warehouse Facility “A” has a maximum capacity of $334.2 million at December 31, 2008; the total facility was split into tranche A and tranche B. Tranche A had a capacity of $284.2 million and an interest rate of LIBOR plus 5.0% and tranche B had a capacity of $50 million and an interest rate at LIBOR plus 7.0%. The drawn balance on this warehouse facility fluctuated throughout the year. The original DTAG credit enhancements noted in 2007 were carried forward to this agreement.

b.	Warehouse Facility “B” has a maximum capacity of $300 million at December 31, 2008 and paid an interest rate of the lender’s cost of fund plus 5%. The drawn balance on this warehouse facility fluctuated throughout the year. The original DTAG credit enhancements noted in 2007 were carried forward to this agreement.

c.

On April 29, 2008, the Company renewed the revolving residual facility with a new expiration date of April 2009. Under the renewal terms, the maximum borrowings decreased from $100.0 million to $40.0 million and interest payable was increased to LIBOR plus 7.0%. In conjunction

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

February 2, 2011

with the amendments to our portfolio revolving facilities in December 2008, we terminated the revolving residual facility due to the diminishing interests in our previously executed securitization transactions.

2009 VIE reconsideration events are listed below:

•

January – June 2009 (Third Party Debt): Third parties purchased an additional $7 million of junior secured notes (of the same series of notes described above) from DTAC. DTAG guaranteed the junior secured notes purchased by third parties from DTAC.

•

September 2009 (Related Party Debt): DTAC purchased and retired $32.0 million ($16 million of which was DTAC’s) of 11.25% DTAC senior unsecured notes from Verde (a wholly owned company of Mr. Garcia), at par. As a result, DTAC satisfied its obligation to DTAG for amounts previously received from DTAG as capital for these notes.

•

June – September 2009 (Related Party Debt & Third Party Debt): Over the course of four months, Verde (a wholly owned company of Mr. Garcia) purchased $36.1 million of junior secured notes on the open market that had previously been issued by DTAC. This transaction did not change the total debt outstanding but increased the related party debt and decreased third party debt.

•

January – June 2009 – DTAC repurchased an aggregate of $90.0 million ($45.0 million of which was DTACs) of senior unsecured notes on the open market. As a result, DTAC satisfied its obligation to DTAG for amounts previously received from DTAG as capital for these notes.

•	September 2009 (DTAG Debt – Capital): DTAC repaid a $28.3 million loan to DTAG.

•	Warehouse and Residual Facilities during 2009 (Third Party Debt):

a.	Warehouse Facility “A” maximum capacity decreased during 2009 from $334.2 million to $250 million. As material credit enhancement for this facility, DTAG’s and its subsidiaries’ guaranty in favor of the lender remained in place. The drawn balance on this warehouse facility fluctuated throughout the year. As of December 31, 2009 warehouse facility “A” was closed.

b.	Warehouse Facility “B” has a maximum capacity of $250 million at December 31, 2009 and paid an interest rate of the lender’s cost of fund plus 4.25%. As material credit enhancement for this facility, DTAC’s demand note in favor of Warehouse Facility “B” (described above) and each of DTAG’s and DTAC’s performance guaranty remained in place. The drawn balance on this warehouse facility fluctuated throughout the year.

2010 VIE reconsideration events (January through September) are listed below:

•

June 2010 (Third Party Debt): Third parties purchased $163.0 million of 12.625% senior secured notes—$81.5 million from DTAC and $81.5 million from DTAG. These notes were jointly issued by DTAG and DTAC. DTAG subsidiary guarantors of these notes include DriveTime Car Sales, LLC and DriveTime Sales and Finance, LLC. DTAC subsidiary guarantors of these notes include DTCC and DT Jet Leasing.

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

February 2, 2011

•

June 2010 (Related Party Debt): Simultaneously with the third party debt offering, Mr. Garcia exchanged $35.0 million of subordinated notes ($17.5 million of which were issued by DTAC) and our President and CEO, Ray Fidel, exchanged $2.0 million of our junior secured notes for a total of $37.0 million aggregate principal amount of the newly issued $200.0 million senior secured notes. This transaction did not alter the amount of Related Party Debt outstanding.

•

June 2010 (Related Party Debt & Equity Capital): Also simultaneously with this offering, Mr. Garcia converted $20.0 million of subordinated notes to equity in DTAC and converted $60.0 million of junior secured notes to equity in DTAC.

•	June 2010 (DTAG Debt – Capital): DTAG contributed $86.5 million (its net proceeds of the senior secured notes) to DTAC in exchange for an inter-company payable from DTAC.

•

July 2010 (Related Party Debt): Mr. Garcia and Mr. Fidel purchased $10 million and $2 million, respectively, of the senior secured notes issued in June 2010 in the open market which did not change the total debt outstanding but increased the amount of related party debt.

•	Warehouse and Residual Facilities during 2010 (Third Party Debt):

a.	Warehouse Facility “B” maximum capacity was reduced from $250 million to $150 million during 2010 and paid an interest rate of the lender’s cost of fund plus 4.25%. As material credit enhancement for this facility, DTAC’s demand note in favor of Warehouse Facility “B” (described above) and each of DTAG’s and DTAC’s performance guaranty remained in place. The drawn balance on this warehouse facility fluctuated throughout the year.

b.	Warehouse Facility “II” was initiated in May 2010 and has a maximum capacity of $250 million at September 30, 2010. This facility paid an interest rate of LIBOR plus 5% for the first $100 million outstanding and LIBOR plus 4.25% for amounts outstanding in excess of $100 million. In 2010 we also entered into a $100.0 million term residual facility with this warehouse lender secured primarily by residual interests in our warehouse facilities. This facility provides for funding through April 2012 with a term-out feature resulting in a final maturity of April 2013. Interest is fixed at 8.62%. As material credit enhancement for these facilities, DTAC executed a demand note in favor of Warehouse Facility “II” for 10% of the committed amount of the related warehouse loan facility. Each of DTAG and DTAC executed a performance guaranty pursuant to which, DTAG guaranteed payment of the demand note, and each of DTAC and DTAG guaranteed performance of the servicer’s (DTCC) servicing obligations under the related warehouse facility. The drawn balance on this warehouse facility fluctuated throughout the year.

c.	Warehouse Facility “III” was initiated in April 2010 and has a maximum capacity of $125 million at September 30, 2010. This facility paid an interest rate of LIBOR plus 2.5%. As material credit enhancement for this facility, DTAC executed a demand note in favor of Warehouse Facility “III” for 10% of the committed amount of the related warehouse loan facility. Each of DTAG and DTAC executed a performance guaranty pursuant to which, DTAG guaranteed payment of the demand note, and each of DTAC and DTAG guaranteed performance of the servicer’s (DTCC) servicing obligations under the related warehouse facility. The drawn balance on this warehouse facility fluctuated throughout the year.

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

February 2, 2011

d.	Warehouse Facility “IV” was initiated in July 2010 and has a maximum capacity of $50 million at September 30, 2010. This facility paid an interest rate of the lender’s cost of funds plus 2.5%. As material credit enhancement for this facility, DTAC executed a demand note in favor of Warehouse Facility “IV” for 10% of the committed amount of the related warehouse loan facility. Each of DTAG and DTAC executed a performance guaranty pursuant to which, DTAG guaranteed payment of the demand note, and each of DTAC and DTAG guaranteed performance of the servicer’s (DTCC) servicing obligations under the related warehouse facility.

VIE Analysis Following Each Reconsideration Event & Ongoing Primary Beneficiary Determination

As listed above, there were multiple reconsideration events related to the capital structure of DTAC which primarily relate to debt and equity funding provided by Mr. Garcia and debt funding provided by DTAG and other third parties. None of these reconsideration events altered the analysis that DTAC remained a VIE for the same reasons as were in effect as of January 1, 2007. In accordance with ASC 810 (FAS 167), DTAG performed a continuous (each quarter) primary beneficiary reassessment from January 1, 2007 through September 30, 2010. Based on this assessment, DTAG continued to be the primary beneficiary of DTAC at each quarter end due to the same reasons determined on January 1, 2007.

*        *        *

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

February 2, 2011

If we can provide you with any other information which will facilitate your continued review of this filing, please advise us at your earliest convenience. You may reach me at (602) 852-6600.

Very truly yours,

DRIVETIME AUTOMOTIVE GROUP, INC.

DT ACCEPTANCE CORPORATION

By:  /s/ Jon D. Ehlinger

Name: Jon D. Ehlinger

Title: General Counsel

EXHIBIT A

Example Presentation of Supplemental Condensed Consolidating Information:

DriveTime Automotive Group, Inc. and Subsidiaries

Consolidating Balance Sheets

December 31, 2009

($ in thousands)

	Guarantor Subsidiaries Combined	Pledged Subsidiaries Combined	Non-Guarantor Subsidiaries Combined	Co-Issuers Combined	Eliminations	Consolidated
ASSETS
Cash and Cash Equivalents	$832	$122	$579	$19,992	$—	$21,525
Restricted Cash and Investments Held in Trust	15,805	37,310	30,949	—	—	84,064
						—
Finance Receivables	—	—	—	1,340,591	—	1,340,591
Allowance for Credit Losses	—	—	—	(218,259)	—	(218,259)

Finance Receivables, Net	—	—	—	1,122,332	—	1,122,332

Inventory	115,257	—	—	—	—	115,257
Property and Equipment, Net	32,935	—	16,420	2,019	—	51,374
Investments in Subsidiaries	—	—	—	525,400	(525,400)	—
Other Assets	448,223	349,318	447,015	220,941	(1,427,970)	37,527

Total Assets	$613,052	$386,750	$494,963	$1,890,684	$(1,953,370)	$1,432,079

LIABILITIES & SHAREHOLDER’S EQUITY
Liabilities:
Accounts Payable	$5,061	$—	$—	$—	$—	$5,061
Accrued Expenses and Other Liabilities	474,344	5,572	54,680	928,320	(1,416,258)	46,658
Portfolio Term Financings	—	195,758	93,398	506,701	—	795,857
Portfolio Warehouse Facilities	—	77,506	—	—	—	77,506
Other Secured Notes Payable	50,000	—	13,046	86,031	(11,712)	137,365
Senior Unsecured Notes Payable	—	—	—	1,487	—	1,487
Subordinated Notes Payable	—	—	—	75,000	—	75,000

Total Liabilities	529,405	278,836	161,124	1,597,539	(1,427,970)	1,138,934

Shareholder’s Equity:
Total Shareholder’s Equity	83,647	107,914	333,839	293,145	(525,400)	293,145

Total Liabilities & Shareholder’s Equity	$613,052	$386,750	$494,963	$1,890,684	$(1,953,370)	$1,432,079

DriveTime Automotive Group, Inc. and Subsidiaries

Consolidating Statements of Operations

Year ended December 31, 2009

($ in thousands)

	Guarantor Subsidiaries Combined	Pledged Subsidiaries Combined	Non-Guarantor Subsidiaries Combined	Co-Issuers Combined	Eliminations	Consolidated
Revenue:
Sales of Used Vehicles	$694,460	$—	$—	$—	$—	$694,460
Interest Income	—	79,441	42,610	251,822	(122,051)	251,822
Other revenues	70,629	—	—	21,261	(91,890)	—
Equity in Income of Subsidiaries	—	—	—	252,876	(252,876)	—

Total Revenue	765,089	79,441	42,610	525,959	(466,817)	946,282

Costs and Expenses:
Cost of Used Vehicles Sold	394,362	—	—	—	—	394,362
Provision for Credit Losses	—	—	—	223,687	—	223,687
Secured Debt Interest Expense	3,883	18,612	10,944	184,337	(122,739)	95,037
Unsecured Debt Interest Expense	—	—	—	15,629	—	15,629
Selling and Marketing	31,489	—	—	—	—	31,489
General and Administrative	141,015	15,793	5,108	79,888	(91,203)	150,601
Depreciation Expense	11,784	—	581	696	—	13,061
Loss (gain) on Extinguishment of Debt, net	—	—	63	(30,374)	—	(30,311)

Total Costs and Expenses	582,533	34,405	16,696	473,863	(213,942)	893,555

Income before Income Taxes
Income Tax Expense (Benefit)	182,556	45,036	25,914	52,096	(252,875)	52,727
	—	—	630	100	—	730

Net Income	$182,556	$45,036	$25,284	$51,996	$(252,875)	$51,997

DriveTime Automotive Group, Inc. and Subsidiaries

Consolidating Statements of Cash Flows

Year ended December 31, 2009

($ in thousands)

	Guarantor Subsidiaries Combined	Pledged Subsidiaries Combined	Non-Guarantor Subsidiaries Combined	Co-Issuers Combined	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net Income (Loss)	$182,556	$45,036	$25,284	$51,996	$(252,875)	$51,997
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities:
Provision for Credit Losses	—	—	—	223,687	—	223,687
Depreciation Expense	11,784	—	581	696	—	13,061
Amortization of Debt Issuance Costs and Debt Premium and Discount	1,081	6,490	499	6,632	—	14,702
Non-Cash Compensation Expense	—	—	—	2,250	—	2,250
Loss (Gain) from Disposal of Property and Equipment	(121)	—	—	—	—	(121)
Increase in Finance Receivables	—	—	—	(686,214)	—	(686,214)
Collections and Recoveries on Finance Receivable Principal	—	—	—	468,826	—	468,826
Changes in Accrued Interest Receivable and Loan Origination Costs	—	—	—	3,789	—	3,789
Decrease (Increase) in Inventory	(15,046)	—	—	—	—	(15,046)
Decrease (Increase) in Other Assets	(306,070)	(82,697)	121,303	(110,545)	392,333	14,324
Increase (Decrease) in Accounts Payable, Accrued Expenses and Other Liabilities	125,963	4,172	48,846	86,632	(271,380)	(5,767)
Increase (Decrease) in Income Taxes Payable	—	—	(114)	(62)	—	(176)

Net Cash Provided By (Used In) Operating Activities	147	(26,999)	196,399	47,687	(131,922)	85,312

Cash Flows from Investing Activities:						—
Proceeds from Disposal of Property and Equipment	469	—	—	—	—	469
Purchase of Property and Equipment	(3,811)	—	—	(9,493)	—	(13,304)

Net Cash Provided By (Used In) Investing Activities	(3,342)	—	—	(9,493)	—	(12,835)

Cash Flows from Financing Activities:						—
Decrease (Increase) in Restricted Cash	(5,184)	(6,483)	(179)	—	—	(11,846)
Deposits into Investments Held in Trust	—	(4,467)	—	—	—	(4,467)
Collections, Buybacks and Change in Investments Held in Trust	—	(21,369)	24,841	—	—	3,472
Additions to Portfolio Warehouse Facilities	—	508,970	—	459,142	—	968,112
Repayment of Portfolio Warehouse Facilities	—	(624,964)	—	(663,735)	—	(1,288,699)
Additions to Portfolio Term Financings	—	197,140	74,959	539,517	—	811,616
Repayment of Portfolio Term Financings	—	(8,267)	(163,393)	(178,521)	—	(350,181)
Additions to Other Secured Notes Payable	50,400	—	—	32,182	(1,880)	80,702
Repayment of Other Secured Notes Payable	(64,964)	—	(176)	(57,776)	—	(122,916)
Repayment of Senior Unsecured Notes Payable	—	—	—	(122,000)	—	(122,000)
Payment of Debt Issuance Costs	(251)	(6,835)	(5,207)	(874)	—	(13,167)
Dividend Distributions	—	(6,633)	(127,170)	(27,110)	133,802	(27,111)

Net Cash Provided By (Used In) Financing Activities	(19,999)	27,092	(196,325)	(19,175)	131,922	(76,485)

Net Increase (Decrease) in Cash and Cash Equivalents	(23,194)	93	74	19,019	—	(4,008)
Cash and Cash Equivalents at Beginning of Period	24,026	29	505	973	—	25,533

Cash and Cash Equivalents at End of Period	$832	$122	$579	$19,992	$—	$21,525